Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
April 30, 2024
OTC-K6-NPRT3-0624
1.9893895.104
Common Stocks - 94.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.3%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	1,498	0
Entertainment - 2.3%
Electronic Arts, Inc.	176	22,320
NetEase, Inc. ADR	1,159	108,332
Netflix, Inc. (a)	86,616	47,694,234
Take-Two Interactive Software, Inc. (a)	1,611	230,067
The Walt Disney Co.	31,200	3,466,320
		51,521,273
Interactive Media & Services - 14.8%
Alphabet, Inc.:
Class A	931,395	151,612,478
Class C	440,958	72,599,325
Epic Games, Inc. (a)(b)(c)	5,200	3,120,000
Meta Platforms, Inc. Class A	240,014	103,246,822
Reddit, Inc.:
Class A	51,000	2,266,440
Class B	111,612	4,960,037
Vimeo, Inc. (a)	24,964	89,621
Yandex NV Series A (a)(b)(d)	200,900	2,330,440
		340,225,163
Media - 0.1%
Comcast Corp. Class A	86,644	3,302,003
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	7,500	1,231,275
TOTAL COMMUNICATION SERVICES		396,279,714
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	1,247	11,098
Tesla, Inc. (a)	7,667	1,405,208
		1,416,306
Broadline Retail - 9.0%
Alibaba Group Holding Ltd. sponsored ADR	522	39,072
Amazon.com, Inc. (a)	1,170,159	204,777,825
ContextLogic, Inc. (a)(d)	565	3,136
Etsy, Inc. (a)	11,427	784,692
Global-e Online Ltd. (a)(d)	20,061	672,645
JD.com, Inc. Class A	739	10,648
		206,288,018
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (a)	1,530	242,612
Churchill Downs, Inc.	24,016	3,098,064
Domino's Pizza, Inc.	2,321	1,228,436
Hilton Worldwide Holdings, Inc.	6,300	1,242,864
Marriott International, Inc. Class A	3,194	754,199
Wynn Resorts Ltd.	9,478	868,659
		7,434,834
Specialty Retail - 1.1%
Lowe's Companies, Inc.	73,659	16,793,515
Ross Stores, Inc.	64,772	8,391,213
thredUP, Inc. (a)(d)	7,523	12,037
		25,196,765
Textiles, Apparel & Luxury Goods - 1.6%
Figs, Inc. Class A (a)(d)	3,944	20,154
Kontoor Brands, Inc.	476	29,541
lululemon athletica, Inc. (a)	71,696	25,853,578
LVMH Moet Hennessy Louis Vuitton SE	13,722	11,271,749
		37,175,022
TOTAL CONSUMER DISCRETIONARY		277,510,945
CONSUMER STAPLES - 4.0%
Beverages - 2.4%
Diageo PLC	229,220	7,921,769
Keurig Dr. Pepper, Inc.	760,357	25,624,031
Monster Beverage Corp. (a)	417,922	22,337,931
		55,883,731
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.	7,992	5,777,417
Dollar Tree, Inc. (a)	23,967	2,834,098
		8,611,515
Food Products - 0.5%
Mondelez International, Inc.	154,864	11,140,916
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	109,900	16,123,429
The Honest Co., Inc. (a)	1,176	3,540
		16,126,969
TOTAL CONSUMER STAPLES		91,763,131
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
TGS ASA ADR	232,236	2,738,062
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. (Canada)	12,509	256,968
Diamondback Energy, Inc.	3,454	694,703
EOG Resources, Inc.	1,000	132,130
Exxon Mobil Corp.	251,500	29,744,905
Reliance Industries Ltd. GDR (e)	60,824	4,300,257
		35,128,963
TOTAL ENERGY		37,867,025
FINANCIALS - 2.2%
Banks - 0.0%
Huntington Bancshares, Inc.	9,122	122,873
Wintrust Financial Corp.	3,087	298,328
		421,201
Capital Markets - 0.7%
Coinbase Global, Inc. (a)	76,000	15,498,680
S&P Global, Inc.	149	61,959
		15,560,639
Financial Services - 1.5%
Jio Financial Services Ltd.	984,113	4,430,347
MasterCard, Inc. Class A	66,453	29,983,594
PayPal Holdings, Inc. (a)	13,683	929,349
		35,343,290
TOTAL FINANCIALS		51,325,130
HEALTH CARE - 6.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	89,086	12,823,930
Argenx SE ADR (a)	3,100	1,164,050
Ascendis Pharma A/S sponsored ADR (a)	22,142	3,065,338
GenSight Biologics SA (a)	16,039	6,761
Ionis Pharmaceuticals, Inc. (a)	2,430	100,262
Legend Biotech Corp. ADR (a)	9,600	419,904
Regeneron Pharmaceuticals, Inc. (a)	26,921	23,977,458
Trevena, Inc. (a)(d)	1,349	540
		41,558,243
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	174,900	12,570,063
DexCom, Inc. (a)	48,179	6,137,523
Inspire Medical Systems, Inc. (a)	50,100	12,107,166
Insulet Corp. (a)	120,873	20,782,904
Neuronetics, Inc. (a)	2,922	9,847
Outset Medical, Inc. (a)	3,171	8,023
Pulmonx Corp. (a)	2,888	21,978
TransMedics Group, Inc. (a)	34,700	3,266,311
		54,903,815
Health Care Providers & Services - 0.1%
Humana, Inc.	7,948	2,401,011
Health Care Technology - 0.0%
Certara, Inc. (a)	21,121	361,380
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	25,481	746,084
Bruker Corp.	192,308	15,001,947
Danaher Corp.	40,400	9,963,448
Illumina, Inc. (a)	3,166	389,576
Seer, Inc. (a)	38,113	79,275
Thermo Fisher Scientific, Inc.	1,800	1,023,696
		27,204,026
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	133,732	10,147,584
Elanco Animal Health, Inc. (a)	6,694	88,093
TherapeuticsMD, Inc. (a)(d)	519	976
		10,236,653
TOTAL HEALTH CARE		136,665,128
INDUSTRIALS - 4.5%
Commercial Services & Supplies - 0.0%
Veralto Corp.	1,333	124,875
Construction & Engineering - 1.3%
Bowman Consulting Group Ltd. (a)	8,395	272,754
Comfort Systems U.S.A., Inc.	20,900	6,466,669
EMCOR Group, Inc.	27,500	9,822,175
Quanta Services, Inc.	14,100	3,645,696
Sterling Construction Co., Inc. (a)	95,765	9,729,724
		29,937,018
Electrical Equipment - 2.9%
Eaton Corp. PLC	79,000	25,142,540
Vertiv Holdings Co.	433,200	40,287,600
		65,430,140
Ground Transportation - 0.0%
CSX Corp.	25,387	843,356
Passenger Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)(d)	7,082	15,864
Professional Services - 0.3%
Verisk Analytics, Inc.	30,453	6,637,536
TOTAL INDUSTRIALS		102,988,789
INFORMATION TECHNOLOGY - 44.7%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	17,000	4,361,520
IT Services - 0.8%
Gartner, Inc. (a)	32,123	13,253,629
MongoDB, Inc. Class A (a)	7,752	2,830,875
Twilio, Inc. Class A (a)	133	7,964
X Holdings Corp. Class A (a)(b)(c)	57,830	1,620,397
		17,712,865
Semiconductors & Semiconductor Equipment - 21.2%
Advanced Micro Devices, Inc. (a)	28,845	4,568,471
Alchip Technologies Ltd.	19,000	1,788,800
Analog Devices, Inc.	6,473	1,298,549
Applied Materials, Inc.	39,323	7,811,514
ASML Holding NV (depository receipt)	63,696	55,572,849
Astera Labs, Inc.	4,300	364,468
BE Semiconductor Industries NV	133,300	17,853,349
Broadcom, Inc.	11,800	15,343,186
Lam Research Corp.	37,586	33,617,294
Marvell Technology, Inc.	852,419	56,182,936
Micron Technology, Inc.	52,600	5,941,696
NVIDIA Corp.	230,163	198,865,435
NXP Semiconductors NV	50,732	12,997,031
Skyworks Solutions, Inc.	8,215	875,637
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	535,243	73,510,274
		486,591,489
Software - 12.8%
Autodesk, Inc. (a)	14,686	3,125,915
Cadence Design Systems, Inc. (a)	82,516	22,743,885
Dropbox, Inc. Class A (a)	8,630	199,871
Dynatrace, Inc. (a)	3,034	137,471
Five9, Inc. (a)	18,800	1,082,316
Intuit, Inc.	24,115	15,086,826
Microsoft Corp.	635,086	247,258,031
Roper Technologies, Inc.	8,700	4,449,702
Salesforce, Inc.	645	173,466
Stripe, Inc. Class B (a)(b)(c)	7,800	202,800
Synopsys, Inc. (a)	1,562	828,782
		295,289,065
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	1,186,600	202,113,578
Samsung Electronics Co. Ltd.	334,000	18,513,962
Western Digital Corp. (a)	22,977	1,627,461
		222,255,001
TOTAL INFORMATION TECHNOLOGY		1,026,209,940
MATERIALS - 0.2%
Chemicals - 0.2%
Linde PLC	8,300	3,659,968
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equinix, Inc.	29,783	21,178,989
UTILITIES - 0.9%
Electric Utilities - 0.4%
Constellation Energy Corp.	48,500	9,018,090
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	147,500	2,640,250
Vistra Corp.	112,700	8,547,168
		11,187,418
TOTAL UTILITIES		20,205,508
TOTAL COMMON STOCKS (Cost $1,371,311,750)		2,165,654,267

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	6,135	1,413,933

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	300	75,402

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	33,481	1,001,417
Tenstorrent Holdings, Inc. Series C1 (b)(c)	6,595	397,744
		1,399,161
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	24,206	629,356

TOTAL CONVERTIBLE PREFERRED STOCKS		3,517,852
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	2,467	150,413
Series B2(a)(b)(c)	15,200	959,728
		1,110,141
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	108,317	3,239,761

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,349,902
TOTAL PREFERRED STOCKS (Cost $6,975,733)		7,867,754

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $5,585,380)	6,910,938	6,932,268

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	4,234,573	4,235,420
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	4,322,962	4,323,394
TOTAL MONEY MARKET FUNDS (Cost $8,558,814)		8,558,814

TOTAL INVESTMENT IN SECURITIES - 95.4% (Cost $1,392,431,677)	2,189,013,103
NET OTHER ASSETS (LIABILITIES) - 4.6%	105,290,385
NET ASSETS - 100.0%	2,294,303,488

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,810,951 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,300,257 or 0.2% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	672,238

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings, Inc. Series C1	4/23/21	392,145

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings Corp. Class A	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,190,730	192,350,175	201,305,523	232,864	38	-	4,235,420	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,208,769	51,763,625	53,649,000	199,334	-	-	4,323,394	0.0%
Total	19,399,499	244,113,800	254,954,523	432,198	38	-	8,558,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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